Debt	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Debt
9. Debt
Long-term debt consisted of the following:

September 30, 2022
(In thousands)
Term loans	$997,415
Revolving credit facilities	135,000
Long-term debt	$1,132,415

Term Loans and Revolving Credit Facility
On April 4, 2022, the Company entered into a credit agreement (as amended and restated from time-to-time,
the “Credit Agreement”) in connection with the Separation. The Credit Agreement initially consisted of the following facilities:

•	A $750 million revolving credit facility (the “Revolving Facility”) with a maturity date of April 4, 2027;

•	A Term A-1 loan with an initial aggregate principal amount of $400 million (the “Term Loan A-1 Facility”), with a maturity date of April 4, 2027; and,

•	A $600 million 364-day senior term loan facility (the “Term Loan A-2 Facility”) with a maturity date of April 3, 2023.
The Revolving Facility contains a $300 million letter of credit foreign currency sublimit and a $50 million swing line loan sub-facility.
On April 4, 2022, the Company drew down $1.2 billion available under the credit facilities made up of (i) $200 million under the Revolving Facility, (ii) $400 million under the Term Loan
A-1
Facility and (iii) $600 million under the Term Loan
A-2
Facility. The Company used these proceeds to make payments to Enovis of $1.2 billion, which was used as part of the consideration for the contribution of certain assets and liabilities to the Company by Enovis in connection with the Separation.
On June 28, 2022, the Company amended and restated the Credit Agreement by entering into Amendment No. 2 to Credit Agreement (“Credit Agreement Amendment”). The Credit Agreement Amendment provides for a $600 million term loan facility (the “Term Loan
A-3
Facility” and, together with the Term Loan
A-1
Facility, the “Term Facilities”, and together with the Revolving Facility, the “Facilities”) with a maturity date of April 3, 2025 to refinance the Company’s existing Term Loan
A-2
Facility. Also on June 28, 2022, the Company borrowed the entire $600 million under Term Loan
A-3
Facility to fund the repayment of the Term Loan
A-2
Facility. The Company’s total borrowing capacity under the Credit Agreement remains unchanged. The draw-down and repayment related to these term facilities are presented net within the Consolidated and Combined Condensed Statements of Cash Flows.
The Credit Agreement contains customary covenants limiting the ability of the Company and its subsidiaries to, among other things, incur debt or liens, merge or consolidate with others, dispose of assets, make investments or pay dividends. In addition, the Credit Agreement contains financial covenants requiring the Company to maintain (i) a maximum total leverage ratio of not more than 4.00:1.00, with step-downs to, commencing with the fiscal quarter ending June 30, 2023, 3.75:1.00, and commencing with the fiscal quarter ending June 30, 2024, 3.50:1.00, and (ii) a minimum interest coverage ratio of 3.00:1:00. The Credit Agreement contains various events of default (including failure to comply with the covenants under the Credit Agreement and related agreements) and upon an event of default the lenders may, subject to various customary cure rights, require the immediate payment of all amounts outstanding under the Term Facilities and the Revolving Facility. Certain U.S. subsidiaries of the Company have agreed to guarantee the obligations of the Company under the Credit Agreement.
Loans made under the Term Facilities will bear interest, at the election of the Company, at either the base rate (as defined in the Credit Agreement) or at the term Secured Overnight Financing Rate (“SOFR”) rate plus an adjustment (as defined in the Credit Agreement), in each case, plus the applicable interest rate margin. Loans made under the Revolving Facility will bear interest, at the election of the Company, at either the base rate or, (i) in the case of loans denominated in dollars, the term SOFR rate plus an adjustment or the daily simple SOFR plus an adjustment, (ii) in the case of loans denominated in euros, the adjusted Euro Interbank Offered Rate (“EURIBOR”) rate and, (iii) in the case of loans denominated in sterling, Sterling Overnight Index Average (“SONIA”) plus an adjustment (as all such rates are defined in the Second Credit Agreement), in each case, plus the applicable interest rate margin. The applicable interest rate margin changes based upon the Company’s total leverage ratio (ranging from 1.125% to 1.750% or in the case of the base rate margin, 0.125% to 0.750%). Each swing line loan denominated in dollars will bear interest at the base rate plus the applicable interest rate margin.

To manage exposures to currency exchange rates and interest rates arising in Long-term debt, the Company entered into interest rate and cross currency swap agreements during the three months ended September 30, 2022, refer to Note 10, “Derivatives” for additional information.
As of September 30, 2022, the weighted-average interest rate of borrowings under the Credit Agreement was 3.82%, including the net impact from the interest rate swaps and excluding accretion of deferred financing fees, and there was $615 million available on the Revolving Facility.
Other Indebtedness
In addition to the debt agreements discussed above, the Company also has the ability to incur $50 million of indebtedness pursuant to certain uncommitted credit lines, consisting of an uncommitted credit line that the Company currently has in place that the Company has used from time to time in the past for short-term working capital needs.
The Company is party to letter of credit facilities with an aggregate capacity of $107.5 million. Total letters of credit of $29.4 million were outstanding as of September 30, 2022.
Deferred Financing Fees
In total, the Company had deferred financing fees of $3.9 million included in its Consolidated Balance Sheet as of September 30, 2022, which will be charged to Interest expense (income) and other, net, using the straight-line method. The costs associated with the Term Facilities will be amortized over the contractual term of the Term Facilities and the costs associated with the Revolving Facility will be amortized over the life of the Credit Agreement. Of the $3.9 million, $1.3 million of deferred financing fees relating to the Revolving Facility are included in Other assets and $2.6 million of deferred financing fees relating to the Term Facilities are recorded as a contra-liability within Long-term debt.